Apr. 14, 2016
VIRTUS MID-CAP GROWTH FUND
Virtus Mid-Cap Growth Fund

Virtus Growth & Income Fund, Virtus Mid-Cap Growth Fund and

Virtus Tactical Allocation Fund,

each a series of Virtus Equity Trust

Supplement dated April 14, 2016 to the Summary and Statutory Prospectuses dated July 29, 2015

Important Notice to Investors

Virtus Mid-Cap Growth Fund

The Average Annual Total Return table in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus is hereby amended by restating the one-year return for Class B Shares as -0.96%.

Investors should retain this supplement with the

SAI for future reference.